DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2015
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

19.DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair values of financial instruments have been estimated by the Company using available market information and appropriate valuation methodologies, including those described in Note 18. However, considerable judgment is necessarily required to interpret market data used to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company might realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts.

The fair value estimates presented herein are based on pertinent information available to management as of September 30, 2015 and 2014. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date.  Therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Carrying values and estimated fair values at September 30, 2015 and 2014 are summarized as follows:

	Level in	2015		2014
	Fair Value		Estimated		Estimated
	Measurement	Carrying	Fair	Carrying	Fair
	Hierarchy	Value	Value	Value	Value
		(In thousands)
ASSETS:
Cash and cash equivalents	Level 1	$79,784	$79,784	$81,549	$81,549
Debt and mortgage-backed securities - AFS	Level 2	5,327	5,327	13,080	13,080
Capital stock of Federal Home Loan Bank and Federal Reserve Bank	Level 2	11,156	11,156	8,268	8,268
Debt and mortgage-backed securities - HTM	Level 2	42,201	42,320	28,352	28,496
Loans held for sale	Level 2	112,651	112,651	58,139	59,800
Loans receivable	Level 3	1,188,369	1,205,987	1,110,861	1,116,363
Accrued interest receivable	Level 1	3,151	3,151	2,970	2,970
Derivative financial assets	Level 2	2,267	2,267	331	331

LIABILITIES:
Deposit transaction accounts	Level 2	702,135	702,135	659,412	659,412
Certificates of deposit	Level 2	435,670	436,923	362,241	362,858
Borrowed money	Level 2	219,854	220,480	210,940	212,030
Subordinated debentures	Level 2	19,589	19,583	19,589	19,583
Accrued interest payable	Level 2	489	489	355	355
Deriative financial liabilities	Level 2	4,188	4,188	331	331

In addition to the methods described in Note 18 above, the following methods and assumptions were used to estimate the fair value of the financial instruments:

Cash and Cash Equivalents - The carrying amount approximates fair value.

Capital Stock of the Federal Home Loan Bank and Federal Reserve Bank - The carrying amount represents redemption value, which approximates fair value.

Loans Receivable - The fair value of loans receivable is estimated based on present values using applicable risk-adjusted spreads to the U. S. Treasury curve to approximate current interest rates applicable to each category of such financial instruments. No adjustment was made to the interest rates for changes in credit risk of performing loans where there are no known credit concerns. Management segregates loans into appropriate risk categories. Management believes that the risk factor embedded in the interest rates along with the allowance for loan losses applicable to the performing loan portfolio results in a fair valuation of such loans.  The fair values of impaired loans are generally based on market prices for similar assets determined through independent appraisals or discounted values of independent appraisals and brokers’ opinions of value.  This method of valuation does not incorporate the exit price concept of valuation prescribed by ASC Topic 820, Fair Value Measurements and Disclosures.

Accrued Interest Receivable - The carrying value approximates fair value.

Deposits - The estimated fair value of demand deposits and savings accounts is the amount payable on demand at the reporting date. The estimated fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows of existing deposits using rates currently available on advances from the FHLB having similar characteristics.

Borrowed Money  - The estimated fair value of advances from FHLB is determined by discounting the future cash flows of existing advances using rates currently available on advances from FHLB having similar characteristics.  The estimated fair value of retail repurchase agreements is the carrying value since such agreements are at market rates and mature daily.  The carrying value of the term loan approximates fair value since the loan carries a variable interest rate tied to the daily LIBOR rate.

Subordinated Debentures - The estimated fair values of subordinated debentures are determined by discounting the estimated future cash flows using rates currently available on debentures having similar characteristics.

Accrued Interest Payable - The carrying value approximates fair value.

Off-Balance-Sheet Items — Except for commitments that qualify as derivative financial instruments, as discussed in Notes 16 and 18, the estimated fair value of commitments to originate or purchase loans is based on the fees currently charged to enter into similar agreements.  The aggregate value of these fees is not material.  Such commitments are summarized in Note 15,  Commitments and Contingencies.